Borrowings - Additional Information (Details) $ in Thousands, R$ in Millions	Apr. 19, 2022 USD ($)	Dec. 31, 2023 USD ($)	Apr. 19, 2022 BRL (R$)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 BRL (R$)
Disclosure of detailed information about borrowings [abstract]
Borrowings	$ 14,782	$ 0	R$ 37.5	$ 5,000	R$ 27.0
Borrowings, interest rate				1.85%	1.85%
Notional amount				$ 5,014
Borrowings, interest rate basis	1.70
Borrowings, adjustment to interest rate basis	118.14%		118.14%